Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	001-40710
Entity Registrant Name	Tigo Energy, Inc.
Entity Central Index Key	0001855447
Entity Tax Identification Number	83-3583873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	983 University Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	402-0802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TYGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false